Pro Forma Information (unaudited) - Schedule of Unaudited Pro Forma Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Business Combinations [Abstract]
Revenues	$ 156,616,663	$ 154,697,793
Net loss	$ (37,701,106)	$ (46,322,812)
Loss per common share, basic and diluted (in dollars per share)	$ (0.80)	$ (2.13)